UNIT-BASED COMPENSATION - Schedule of Weighted Average Assumptions Used (Details) - Employee Stock Option	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.50%
Expected volatility of common stock	44.80%
Expected dividend yield	0.00%
Expected life of options (in years)	5 years